Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES GLOBAL ALLOCATION FUND
Prospectus Date	rr_ProspectusDate	Jan. 31, 2024
Document Creation Date	dei_DocumentCreationDate	Nov. 15, 2024